EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pebble Services Inc.
Statement [Line Items]
Environmental	$ 2,237	$ 11,782
Property fees	1,150	2,104
Site activities	2,089	3,438
Socio-economic	2,403	10,451
Transportation	523	1,919
Other activities and travel	173	354
Total	12,435	39,219
E & E
Statement [Line Items]
Engineering	$ 3,860	$ 9,171